Redeemable Convertible Preferred Stock - narratives (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) director Vote $ / shares	Dec. 31, 2023 USD ($)	Jun. 30, 2021 $ / shares
Dividends
Dividends declared | $	$ 0	$ 0
Voting Rights
Number of vote per common stock | Vote	1
Right to Elect Directors
Number of directors entitled to elect by holders of common stock | director	1
Conversion
Automatic preferred stock conversion, minimum share issued price ( in dollar per share)	$ 5.7143
Automatic preferred stock conversion, minimum gross proceeds from issue of underwritten public offering | $	$ 50,000
Preferred stock conversion ratio	0.01
Series A Preferred Stock
Right to Elect Directors
Number of directors entitled to elect by holders of preferred stock | director	2
Conversion
Preferred stock conversion price ( in dollar per share)	$ 1
Liquidating preferred stock per share ( in dollar per share)	$ 1
Series B Preferred Stock
Right to Elect Directors
Number of directors entitled to elect by holders of preferred stock | director	1
Conversion
Preferred stock conversion price ( in dollar per share)	$ 3.8095		$ 1
Liquidating preferred stock per share ( in dollar per share)	$ 3.8095